CHANGES IN BUSINESS - Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Restructuring costs rollforward
Beginning balance		$ 3,256
Restructuring charges	$ 1,436		$ 3,661	$ 5,689
Payments for restructuring		(2,698)		(2,433)
Ending Balance				3,256
Other current liabilities
Restructuring costs rollforward
Beginning balance		3,256
Ending Balance		558		3,256
Lease
Restructuring costs rollforward
Beginning balance		367
Restructuring charges				536
Payments for restructuring		(196)
Ending Balance				367
Lease | Other current liabilities
Restructuring costs rollforward
Beginning balance		367
Restructuring charges				536
Payments for restructuring				(169)
Ending Balance		171		367
Severance
Restructuring costs rollforward
Restructuring charges				5,153
Payments for restructuring		(2,502)
Severance | Other current liabilities
Restructuring costs rollforward
Beginning balance		2,889
Ending Balance		$ 387		$ 2,889